Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 4,799	$ 9,155
Short-term bank deposits	48,341	34,006
Trade receivables, net	1,621	4,800
Inventories	4,093	2,692
Other receivables	1,110	1,510
Total current assets	59,964	52,163
LONG-TERM ASSETS:
Other receivables	28	0
Long-term restricted bank deposits	439	439
Property, plant and equipment	18,640	14,132
Right-of-use assets	7,151	6,663
Intangible assets	33	99
Total non-current assets	26,291	21,333
Total assets	86,255	73,496
Current liabilities [abstract]
Current maturities of long-term liabilities	870	612
Warrants	12,659	17,092
Trade payables and accrued expenses	7,648	5,281
Other payables	4,531	3,556
Total current liabilities	25,708	26,541
Non-current liabilities [abstract]
Grants received in advance	0	736
Liabilities in respect of IIA grants	8,291	8,149
Lease liabilities	8,152	6,513
Severance pay liability, net	472	404
Total non-current liabilities	16,915	15,802
Total liabilities	42,623	42,343
Shareholders' equity:
Ordinary shares of NIS 0.07 par value: Authorized 20,000,000 shares as of December 31, 2025 and 2024; Issued and Outstanding 12,835,185 shares as of December 31, 2025 and 10,793,057 shares as of December 31, 2024	258	215
Share premium	272,331	235,995
Foreign currency translation reserve	(32)	(11)
Accumulated deficit	(228,925)	(205,046)
Total equity	43,632	31,153
Total liabilities and equity	$ 86,255	$ 73,496